Convertible Senior Notes - Summary of Convertible Debt (Details) - Convertible Debt - 0.125% Convertible Senior Notes Due 2025 - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal	$ 920,000	$ 920,000
Unamortized offering costs	(6,688)	(9,037)
Net carrying amount	$ 913,312	$ 910,963